Shareholders' Equity - Employee Equity Awards, Restricted Stock Units (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Re-designated	$ 10.75
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Beginning of year	516,716
Awarded	164,404
Vested	(95,126)
Re-designated	(600)
Forfeited	(113,251)
End of year	472,143
Outstanding at beginning of year	$ 9.57
Awarded	$ 11.95
Vested	$ 10.43
Re-designated	$ 10.21
Forfeited	$ 9.95
Outstanding at end of year	$ 10.11